INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized income statement
Operating revenue	$ 4,004	$ 3,698	$ 3,755
Profit before tax from continuing operations	704	559	802
Income taxes	(217)	(179)	(69)
Profit / (loss) for the period	487	(2,450)	(9)
Total comprehensive income	279	347	96
Attributed to NCIs	58	76	110
KaR-Tel
Summarized income statement
Operating revenue	774	692	571
Operating expenses	(487)	(423)	(403)
Other expenses	(28)	(11)	(12)
Profit before tax from continuing operations	259	258	156
Income taxes	(57)	(57)	(33)
Profit / (loss) for the period	202	201	123
Total comprehensive income	202	201	123
Attributed to NCIs	$ 51	$ 50	$ 31